Fair Value, Assets and Liabilities, Valuation Techniques - Recurring Basis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / loan	Dec. 31, 2019 USD ($) $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 6,125	$ 11,517
Fair value, recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	18,806	17,578
Mortgage servicing rights	6,125	11,517
Fair Value Disclosures, Textual [Abstract]
Total assets prior to derivative netting	419,955	453,403
Total liabilities prior to derivative netting	(80,506)	(55,360)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	1,234	1,214
Mortgage servicing rights	6,125	11,517
Insignificant Level 3 assets, net of liabilities	44	(2)
Assets, fair value disclosure, net of liabilities	19,930	22,309
Fair Value Disclosures, Textual [Abstract]
Total assets prior to derivative netting	21,934	24,125
Total liabilities prior to derivative netting	(2,004)	(1,816)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities	2,126	693
Loans held for sale	1,234	1,214
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities	$ 759	$ 852
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.004	0.013
Loans held for sale, measurement input	0.013	0.030
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.147	0.149
Loans held for sale, measurement input	0.120	0.056
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.036	0.066
Loans held for sale, measurement input	0.045	0.045
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities	$ 173	$ 243
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	(0.398)	(0.197)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.003	0.192
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	(0.084)	0.005
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.000	0.000
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.316	0.155
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.017	0.007
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.000	0.000
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.323	0.435
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.184	0.217
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.083	0.057
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.236	0.154
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.151	0.078
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities	$ 109
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	7.2
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	12.1
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	8.0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ 206	$ 146
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.000	0.000
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.060	0.050
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.017	0.017
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.028	0.028
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.220	0.250
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.182	0.150
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ 240	$ 68
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.010	0.010
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.990	0.990
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.288	0.167
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.00516)	(0.00322)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.02680	0.01490
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.00655	0.00364
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ 220	$ 147
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (534)	$ (416)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	6 months	6 months
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	2 years	3 years
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	1 year	1 year 6 months
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.086)	(0.088)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.000	0.000
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.082)	(0.077)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.770)	(0.770)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.990	0.990
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.248	0.238
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.065	0.068
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.966	1.000
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.264	0.187
Fair value, recurring [Member] | Non modified loans [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	63	61
Fair value, recurring [Member] | Non modified loans [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	252	231
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 6,125	$ 11,517
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.049	0.060
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.083	0.136
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.058	0.072
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	63	61
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	712	495
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	130	102
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.143	0.096
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.228	0.244
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.199	0.119
Fair value, recurring [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 9,259	$ 7,869
Fair value, recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	9,228	7,847
Fair value, recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 9,228	$ 7,847
Fair value, recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.203)	(0.202)
Fair value, recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.032)	(0.042)
Fair value, recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.138)	(0.146)